Related and Interested Parties (Schedule of Benefits to Key Management Personnel including Directors) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Related party transactions [abstract]
Short-term benefits	$ 12	$ 12
Post-employment benefits	1	1
Share-based payments	9	9
Total	22	22
To interested parties employed by the Company	9	5
To interested parties not employed by the Company	$ 1	$ 1